Loans (Average Balance of Impaired Loans and the Amount of Interest Income Recognized on Impaired Loans after Impairment by Portfolio Segment and Class) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010
Average balance of impaired loans	4,207,466
Interest income recognized	200,514	[1],[2]
Impaired loan, additional interest income	84,923
Impaired loan, interest related to troubled debt restructurings	34,555
Commercial [Member] | Domestic [Member] | Commercial and Industrial [Member]
Average balance of impaired loans	3,074,564
Interest income recognized	144,649	[1],[2]
Commercial [Member] | Domestic [Member] | Construction [Member]
Average balance of impaired loans	1,038,044
Interest income recognized	48,650	[1],[2]
Commercial [Member] | Domestic [Member] | Other Commercial [Member]
Average balance of impaired loans	11,489
Interest income recognized	574	[1],[2]
Consumer [Member] | Domestic [Member] | Mortgage [Member]
Average balance of impaired loans	72
Interest income recognized	5	[1],[2]
Consumer [Member] | Domestic [Member] | Home Equity [Member]
Average balance of impaired loans	2
Consumer [Member] | Domestic [Member] | Other Consumer [Member]
Average balance of impaired loans	1,237
Interest income recognized	81	[1],[2]
Domestic [Member] | Credit Cards [Member]
Average balance of impaired loans	30,609
Interest income recognized	6,416	[1],[2]
Foreign [Member]
Average balance of impaired loans	51,449
Interest income recognized	139	[1],[2]

[1]	Of these amounts, (Won)34,555 million as of December 31, 2010, relate to troubled debt restructurings.
[2]	Had the impaired loans performed in accordance with their original terms, additional interest income of (Won)84,923 million would have been recorded in 2010.